LONG-TERM DEBT (2013 Senior Notes) - Additional Information (Detail) (USD $)	12 Months Ended			0 Months Ended	12 Months Ended		0 Months Ended		12 Months Ended			12 Months Ended	0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 07, 2013 2013 Senior Notes [Member]	Dec. 31, 2013 2013 Senior Notes [Member]	Dec. 31, 2012 2013 Senior Notes [Member]	Mar. 28, 2013 2010 Senior Notes [Member]	May 17, 2010 2010 Senior Notes [Member]	Dec. 31, 2013 2010 Senior Notes [Member]	Dec. 31, 2012 2010 Senior Notes [Member]		Dec. 31, 2013 2010 Senior Notes [Member] Extinguishment of Debt [Member]	Mar. 28, 2013 2010 Senior Notes [Member] Funds from 2013 Senior Notes [Member]
Long-Term Debt [Line Items]
Purchase price as percentage of principal				100.00%				98.671%
Total long-term debt	$ 2,533,460,000	$ 3,194,864,000		$ 1,000,000,000	$ 1,000,000,000	$ 0			$ 0	$ 593,967,000	[1]
Maturity date				Feb. 15, 2021				May 15, 2018
Interest rate per annum				5.00%	5.00%			10.25%	10.25%
Debt underwriting commissions and other expenses				14,500,000				14,960,000
Net proceeds from issuance of 2013 Senior Notes				985,500,000				577,066,000
Repurchase of 2010 Senior Notes in full													600,000,000
Redemption costs of 2010 Senior Notes							102,497,000					38,949,000	102,497,000
Loss on extinguishment of debt	50,935,000	0	25,193,000						50,256,000
Unamortized deferred financing costs							23,793,000					9,041,000
Unamortized issue discount							5,962,000	7,974,000		6,033,000		2,266,000
Cost associated with debt modification	10,538,000	3,277,000	0		10,538,000
Costs capitalized as deferred finance costs					6,523,000			14,585,000
Maximum redeemable percentage of principal prior to February 15, 2016 for partial redemption				35.00%				35.00%
Net assets restricted from distribution					$ 3,296,000,000					$ 2,500,000,000

[1]	Net of unamortized issue discount for the 2010 Senior Notes of approximately $6,033 as of December 31, 2012.